BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2023
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3.    BUSINESS COMBINATIONS

Common control acquisition in 2023:

In March 2023, the Group completed acquisition of the Restaurant Business from GTI with a total consideration amounting RMB399,800,000 (USD56,310,652), which effectively settled the amounts of RMB326,440,000, RMB28,278,520 and RMB45,081,480 due from GTI, Beifu Hongkong Indutrial Co, Limited (“Beifu HK”) and Shanghai Aotao Industrial Co., Ltd (together with its subsidiaries and VIE, known as “Aotao”), respectively, as of December 31, 2022 (Note 25). Before and after the acquisition, the Restaurant Business and the Group were both ultimately controlled by GTI. Thus, the acquisition was accounted for as business combinations under common control using the pooling-of-interests method. The Group as the receiving entity recast its comparative consolidated financial statements for the prior periods as if the Restaurant Business was part of the Group since the inception of common control. Assets and liabilities received were recorded at historical carrying amounts of the Restaurant Business on the date of the transfer with no gain or losses recorded. The only goodwill that is recognized is any existing goodwill relating to the acquired business.

The income (loss) from operations, income (loss) before income taxes and share of losses in equity method investments, net income (loss) and other comprehensive loss, net of tax for the year ended December 31, 2021 and 2022, have been recast as follows:

	Year Ended December 31,2021
	As previously reported	Restaurant Business	As adjusted
	RMB	RMB	RMB
Income (loss) from operations	153,923,380	(24,723,556)	129,199,824
Income(loss) before income taxes and share of losses in equity method investments	222,182,847	(26,706,604)	195,476,243
Net income(loss)	113,676,839	(30,104,953)	83,571,886
Other comprehensive loss, net of tax	(3,705,740)	—	(3,705,740)

For the year ended December 31, 2021, the Company’s basic and diluted earnings per share as reported was RMB1.14 to both class A shares and class B shares. Due to the items noted above, the Company’s earnings per share has been adjusted to RMB0.83 to both class A shares and class B shares.

	Year Ended December 31,2022
	As previously reported	Restaurant Business	As adjusted
	RMB	RMB	RMB
Loss from operations	(443,141,983)	(43,387,847)	(486,529,830)
Loss before income taxes and share of losses in equity method investments	(459,060,589)	(45,103,465)	(504,164,054)
Net loss	(415,066,472)	(46,622,981)	(461,689,453)
Other comprehensive loss, net of tax	(14,148,803)	—	(14,148,803)

For the year ended December 31, 2022, the Company’s basic and diluted loss per share as reported was RMB3.71 to both class A shares and class B shares. Due to the items noted above, the Company’s basic and diluted loss per share has been adjusted to RMB4.13 to both class A shares and class B shares.

3.    BUSINESS COMBINATIONS (CONTINUED)

Business combinations in 2021:

During the years ended 2021, the Group completed three business combinations. The total consideration amounted to RMB23,000,000. The consideration paid is RMB19,530,000. The results of the acquired hotel’s operation have been included in the Group’s consolidated financial statements since its respective dates of acquisition. The Group completed the valuations necessary to assess the fair value of the acquired assets and liabilities and the non-controlling interests (if applicable) with the assistance from an independent valuation firm, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates. Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions. The initial accounting is incomplete as the valuations of intangible assets.

The net revenue and net loss of the acquire included in the consolidated statements of comprehensive income for the year ended December 31, 2021 were not material. Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Group’s consolidated results of operations.

The following is a summary of the fair values of the aggregate assets acquired and liabilities assumed:

	2021	Amortization Period
Property, plant and equipment	92,075	3-5 years
Intangible assets
Trademark	36,896,000	10 years
Goodwill	20,588,461
Noncontrolling interest	(34,576,536)
Total	23,000,000